UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09781

PFS Funds
(Exact name of registrant as specified in charter)

1939 Friendship Drive, Suite C, El Cajon, CA 92020
(Address of principal executive offices)                      (Zip code)

CT Corporation System
155 Federal St., Suite 700, Boston, MA 02110
(Name and address of agent for service)

Registrant's telephone number, including area code: (619) 588-9700

Date of fiscal year end: October 31

Date of reporting period: October 31, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e -1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.

Item 1. Reports to Stockholders.

ANNUAL REPORT
October 31, 2016

TICKER ENSBX

Ensemble Fund
Annual Report
October 31, 2016

The Ensemble Fund (the “Fund”) returned 5.00% for the fiscal period ended October 31, 2016. This marked the close of our first fiscal year, which began on the Fund’s inception date of November 2, 2015. For comparative purposes, the S&P 500® Index, which is the Fund’s benchmark, had a total return of 3.28% over the same time period.

Both the absolute and relative return of the Fund was a tale of two halves. The Fund declined a total of 16.10% through February 11, 2016, at which point it was trailing the S&P 500®. From February 11, 2016 to the end of the fiscal year, the Fund returned 25.15%, while the S&P 500® Index rallied 17.99% .

Throughout the year, we found that stocks trading at a discount to what we believe is their intrinsic value could be most readily found in economically sensitive sectors, such as industrials, technology, and consumer discretionary. From our perspective, stocks in less cyclical sectors, such as utilities and consumer staples, generally offered much less value and appeared to be trading at steep valuations.

The bifurcated nature of the market during the period covered by the report and our choice to invest primarily in more economically sensitive companies caused the Fund to underperform during the first few months of the period. During this period, we believe market participants were worried about the slowing of the Chinese economy, the plunge in oil prices and the potential for the U.S. economy to contract. During the second part of the period covered by the report, when the Fund outperformed, market participants became more optimistic about the economic outlook as the Chinese economy showed signs of stabilization, oil prices began to rebound and it became apparent that the U.S. economy was continuing its multiyear trend of producing slow, but consistent growth.

During the period, we owned 24 different companies of which 20 generated a positive net returns for the Fund.

Significant detractors from the Fund’s total return included the following:

• Sensata Technologies: Sensata makes sensors for global auto companies. These sensors are integral to helping automakers reach their goals of reducing emissions, increasing fuel economy, and improving safety. Once their sensors are included in a vehicle platform design, the company typically enjoys the opportunity to sell the part for a decade or more as production is completed. The stock performed poorly during the period as worries about global auto production rates crimped the valuation assigned to the stock by market participants.

• Advisory Board Company: Health care spending is the largest driver of U.S. government debt levels. Advisory Board acts as a consultant and software provider to hospitals and other health care related organizations. Their services focus on helping providers reduce the cost of care while improving patient outcomes. During the period, sales growth disappointed as hospital demand for their services was reduced due to what we believe are transitory industry factors related to rapid changes in the health care industry, not a permanent decline in the need for Advisory Board’s offerings.

• Discovery Communications: A global provider of non-fiction video content, Discovery’s share price performance during the period was hurt by market concerns about content producers’ business models as the industry transitions from traditional cable television to internet-based streaming technology. In addition, strength in the U.S. dollar put significant pressure on the company’s financial results as they generate over half of their revenue from outside the United States while their expenses are primarily denominated in dollars.

2016 Annual Report 1

Significant contributors to the Fund’s total return included the following:

• TransDigm Group: One of our largest positions during the period, TransDigm sells parts to airlines. Most of what they sell are proprietary designs for which they are the sole source provider. Regulators require airlines to replace these parts on a set schedule and once TransDigm parts are designed into an airplane, they can sell replacement parts for decades. The stock did well during the period as aftermarket sales to airlines rebounded from cyclically low growth rates.

• Now, Inc: This company is one of two leading distributors in the U.S. to oil and gas drilling and production companies. As the U.S. rig count began to rebound from record lows in February, Now, Inc’s stock rose sharply. The company went into the downturn with no debt and a strategic plan to acquire other companies. While the oil bust hurt their near term financial results, it also gave them an opportunity to execute on their acquisition strategy during a period of greatly reduced prices for target companies.

• MasterCard: Along with Visa, MasterCard is part of an effective duopoly in the global payment processing industry. The company tends to generate very consistent financial results and generally did during the period. However, we were able to purchase shares during bouts of economic pessimism in January and February as well as in July after the United Kingdom voted to leave the European Union. The stock finished our fiscal year trading at all-time highs.

The Ensemble Fund does not have a mandate to focus on economically sensitive sectors of the stock market. We strive instead to seek out the most attractively priced, high quality companies that exhibit significant competitive advantages. While many companies in less economically sensitive industries, particularly those in the consumer staples sector, meet our criteria for potential investment, we believe that investors are currently assigning excessively high valuations to companies that offer non-cyclical business models.

With the U.S. stock market trading near all-time highs, it is counterintuitive to note that investors are overpaying for stability and avoiding risk. But with long-term bonds and noncyclical equity sectors trading at historically extreme valuations while cyclical sectors trade at valuations below their long-term average, we think that risk aversion is creating numerous investment opportunities for investors willing to build a portfolio of more economically sensitive companies.

Over the longer-term, we do not expect the Fund to have such a strong tilt towards economically sensitive sectors or exhibit the level of pro-cyclical volatility that we saw during this fiscal year. The Fund’s beta, or its volatility relative to the S&P 500® Index, was 1.06 during the period. Over the longer term, we seek to build a portfolio which we think will outperform, while being less volatile than the market. But in today’s market, we think risk-adjusted outperformance can be best achieved by accepting the cyclical economic risk that other investors are avoiding while refusing to overpay for companies that offer more stable fundamental outlooks.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month end are available by calling 1-800-785-8165.

The Ensemble Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. You may obtain a current copy of the Fund’s prospectus by calling 1-800-785-8165. Distributed by Rafferty Capital Markets, LLC-Garden City, NY 11530.

2016 Annual Report 2

Ensemble Fund (Unaudited)

PERFORMANCE INFORMATION

October 31, 2016 NAV $10.50

TOTAL RETURNS AS OF OCTOBER 31, 2016

Since
Inception(A)
Ensemble Fund	5.00%
S&P 500® Index (B)	3.28%

Annual Fund Operating Expense Ratio (from 11/2/2015 Prospectus): 1.00%

The Fund’s expense ratio for the period ended October 31, 2016 can be found in the financial highlights included within this report.

(A)Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The Ensemble Fund commenced operations on November 2, 2015.

(B)The S&P 500® Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. Individuals cannot invest directly in this Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-785-8165. AN INVESTMENT IN THE FUND IS SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. THE FUND'S DISTRIBUTOR IS RAFFERTY CAPITAL MARKETS, LLC.

2016 Annual Report 3

Ensemble Fund

                                                  Ensemble Fund
                               by Sectors (as a percentage of Net Assets)
                                                    October 31, 2016
                                                         (Unaudited)

               * Net Cash represents cash and other assets in excess of liabilities.

Availability of Quarterly Schedule of Investments
(Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s Web site at http://www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Guidelines
(Unaudited)

Ensemble Capital Management, LLC, the Fund’s investment adviser (“Adviser”), is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge on the Fund’s website at www.ensemblefund.com. It is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent period ended June 30th, is available without charge, upon request, by calling our toll free number (1-800-785-8165). This information is also available on the SEC’s website at http://www.sec.gov.

2016 Annual Report 4

Expense Example
(Unaudited)

Shareholders of this Fund incur ongoing costs consisting of management fees. Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Mutual Shareholder Services, LLC, the Fund’s transfer agent. IRA accounts will be charged an $8.00 annual maintenance fee. If shares are redeemed within 90 days of purchase from the Fund, the shares are subject to a 2% redemption fee. Additionally, your account will be indirectly subject to the expenses of any underlying funds. The following example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with similar costs of investing in other mutual funds. The example is based on an investment of $1,000 invested in the Fund on May 1, 2016 and held through October 31, 2016.

The first line of the table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.” The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. Shareholders may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or the charges assessed by Mutual Shareholder Services, LLC as described above and expenses of any underlying funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	May 1, 2016 to
	May 1, 2016	October 31, 2016	October 31, 2016

Actual	$1,000.00	$1,108.76	$5.32

Hypothetical	$1,000.00	$1,020.16	$5.09
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2016 Annual Report 5

Ensemble Fund
		Schedule of Investments
		October 31, 2016
Shares		Fair Value	% of Net Assets
COMMON STOCKS
Aircraft Part & Auxiliary Equipment, NEC
2,385	TransDigm Group Incorporated	$649,817	7.35%
Banks
5,390	First Republic Bank	401,178	4.53%
Beverages
2,800	PepsiCo, Inc.	300,160	3.39%
Cable & Other Pay Television Services
15,480	Discovery Communications, Inc. - Class A *	404,183	4.57%
Electronic Computers
3,400	Apple Inc.	386,036	4.36%
Industrial Instruments for Measurement, Display and Control
12,100	Sensata Technologies Holding N.V. * (Netherlands)	432,333	4.89%
Oil & Gas Field Machinery & Equipment
10,390	National Oilwell Varco, Inc.	333,519
19,170	NOW Inc. *	413,305
		746,824	8.44%
Retail - Jewelry Stores
5,270	Tiffany & Co.	386,923	4.37%
Retail - Women's Clothing Stores
5,650	L Brands, Inc.	407,874	4.61%
Security Brokers, Dealers & Flotation Companies
12,090	The Charles Schwab Corporation	383,253	4.33%
Semiconductors & Related Devices
3,320	Intel Corporation	115,768	1.31%
Services - Business Services, NEC
9,970	Broadridge Financial Solutions, Inc.	644,660
6,300	MasterCard Incorporated - Class A	674,226
		1,318,886	14.91%
Services - Computer Programming, Data Processing, Etc.
750	Alphabet Inc. - Class A *	607,425	6.87%
Services - Engineering, Accounting, Research, Management
11,700	Paychex, Inc.	645,840	7.30%
Services - Management Services
9,580	The Advisory Board Company *	381,284	4.31%
Services - Video Tape Rental
2,510	Netflix, Inc. *	313,424	3.54%
Title Insurance
4,120	First American Financial Corporation	160,927	1.82%
Trucking (No Local)
9,250	Landstar System, Inc.	658,138	7.44%
Total for Common Stocks (Cost - $8,163,355)		8,700,273	98.34%
Other Assets in Excess of Liabilities		146,700	1.66%
Net Assets		$8,846,973	100.00%

* Non-Income Producing Security. The accompanying notes are an integral part of these financial statements.

2016 Annual Report 6

Ensemble Fund

Statement of Assets and Liabilities
October 31, 2016

Assets:
Investment Securities at Fair Value	$8,700,273
(Cost - $8,163,355)
Cash	140,730
Dividend Receivable	57,142
Total Assets	8,898,145
Liabilities:
Payable to Adviser (Note 4)	7,096
Payable for Securities Purchased	44,076
Total Liabilities	51,172
Net Assets	$8,846,973

Net Assets Consist of:
Paid In Capital	$8,183,255
Accumulated Undistributed Net Investment Income (Loss)	53,501
Accumulated Undistributed Realized Gain (Loss) on Investments - Net	73,299
Unrealized Appreciation (Depreciation) in Value of Investments
Based on Identified Cost - Net	536,918
Net Assets, for 842,482 Shares Outstanding	$8,846,973
(Unlimited shares authorized)
Net Asset Value and Offering Price Per Share
($8,846,973/842,482 shares)	$10.50
Redemption Price * ($10.50 x 0.98) (Note 2)	$10.29

Statement of Operations
For the period November 2, 2015** through October 31, 2016

Investment Income:
Dividends (Net of foreign withholding tax of $0)	$111,286
Interest	10
Total Investment Income	111,296
Expenses:
Management Fees (Note 4)	57,850
Total Expenses	57,850

Net Investment Income (Loss)	53,446

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	73,299
Net Change in Unrealized Appreciation (Depreciation) on Investments	536,918
Net Realized and Unrealized Gain (Loss) on Investments	610,217

Net Increase (Decrease) in Net Assets from Operations	$663,663

* Reflects a 2% redemption fee if shares are redeemed within 90 days of purchase. ** Commencement of Operations.

The accompanying notes are an integral part of these financial statements.

2016 Annual Report 7

Ensemble Fund

Statement of Changes in Net Assets
	11/2/2015*
	to
	10/31/2016
From Operations:
Net Investment Income (Loss)	$53,446
Net Realized Gain (Loss) on Investments	73,299
Change in Net Unrealized Appreciation (Depreciation)	536,918
Increase (Decrease) in Net Assets from Operations	663,663
From Distributions to Shareholders:
Net Investment Income	-
Net Realized Gain from Security Transactions	-
Change in Net Assets from Distributions	-
From Capital Share Transactions:
Proceeds From Sale of Shares	8,311,904
Proceeds From Redemption Fees (Note 2)	-
Shares Issued on Reinvestment of Dividends	-
Cost of Shares Redeemed	(128,594)
Net Increase (Decrease) from Shareholder Activity	8,183,310

Net Increase (Decrease) in Net Assets	8,846,973

Net Assets at Beginning of Period	-
Net Assets at End of Period (Including Accumulated Undistributed
Net Investment Income (Loss) of $53,501)	$8,846,973

Share Transactions:
Issued	855,724
Reinvested	-
Redeemed	(13,242)
Net Increase (Decrease) in Shares	842,482
Shares Outstanding Beginning of Period	-
Shares Outstanding End of Period	842,482

Financial Highlights
Selected data for a share outstanding throughout the period:
	11/2/2015*
	to
	10/31/2016
Net Asset Value -
Beginning of Period	$10.00
Net Investment Income (Loss) (a)	0.09
Net Gain (Loss) on Securities
(Realized and Unrealized)	0.41
Total from Investment Operations	0.50
Distributions (From Net Investment Income)	-
Distributions (From Realized Capital Gains)	-
Total Distributions	-
Net Asset Value -
End of Period	$10.50
Total Return	5.00%	**
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$8,847
Ratio of Expenses to Average Net Assets	1.00%	***
Ratio of Net Investment Income (Loss) to Average Net Assets	0.92%	***
Portfolio Turnover Rate	31.91%	**

* Commencement of Operations. ** Not Annualized. *** Annualized. (a) Per share amounts were calculated using the average shares method.

The accompanying notes are an integral part of these financial statements.

2016 Annual Report 8

NOTES TO THE FINANCIAL STATEMENTS
ENSEMBLE FUND
October 31, 2016

1.) ORGANIZATION
The Ensemble Fund (the “Fund”) was organized as a non-diversified series of PFS Funds (the “Trust”) on September 23, 2015 and commenced operations on November 2, 2015. The Trust was established under the laws of Massachusetts by an Agreement and Declaration of Trust dated January 13, 2000, as amended on January 20, 2011. The Trust is registered as an open-end investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust may offer an unlimited number of shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. As of October 31, 2016, there were eight series authorized by the Trust. The Fund’s objective is to seek long-term capital appreciation. The investment adviser to the Fund is Ensemble Capital Management, LLC (the “Adviser”). Significant accounting policies of the Fund are presented below:

2.) SIGNIFICANT ACCOUNTING POLICIES
SECURITY VALUATION
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. All investments in securities are recorded at their estimated fair value, as described in Note 3.

SHARE VALUATION
The net asset value (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the net asset value per share, except that shares of the Fund are subject to a redemption fee of 2% if redeemed within 90 days of purchase. During the period November 2, 2015 through October 31, 2016, proceeds from redemption fees were $0.

FEDERAL INCOME TAXES
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s initial tax return. The Fund identifies its major tax jurisdictions as U.S. Federal tax authorities; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period November 2, 2015 through October 31, 2016, the Fund did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. The differences between book and tax basis are caused primarily by differences in the timing of the recognition of certain components of income, expense,

2016 Annual Report 9

Notes to the Financial Statements (Unaudited) - continued

or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, result of operations, or net asset value per share of the Fund.

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

ORGANIZATIONAL & OFFERING EXPENSES
All costs incurred by the Fund in connection with the organization, offering and initial registration of the Fund, principally professional fees, were paid on behalf of the Fund by the Adviser and will not be borne by the Fund.

EXPENSES
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis.

OTHER
The Fund records security transactions based on a trade date for financial reporting purposes. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on the sale of investment securities. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

3.) INVESTMENT SECURITIES VALUATIONS
The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices in active markets included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

2016 Annual Report 10

Notes to the Financial Statements (Unaudited) - continued

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stocks). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no standard procedure for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of October 31, 2016:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$8,700,273	$0	$0	$8,700,273
Total	$8,700,273	$0	$0	$8,700,273

The Fund did not hold any Level 3 assets during the period November 2, 2015 through October 31, 2016. There were no transfers into or out of level 1 and level 2 during the period November 2, 2015 through October 31, 2016. It is the Fund’s policy to consider transfers into or out of level 1 and level 2 as of the end of the reporting period.

The Fund did not invest in any derivative instruments during the period November 2, 2015 through October 31, 2016.

4.) INVESTMENT ADVISORY AGREEMENT
The Fund has entered into an investment advisory agreement (“Management Agreement”) with the Adviser. The Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Board of Trustees. Under the Management Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment, and executive personnel necessary for managing the Fund and pays the operating expenses of the Fund excluding management fees, brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), ADR fees, fees and expenses of acquired funds, fees pursuant to Rule 12b-1 distribution plans, and extraordinary or non-recurring expenses. For its services the Adviser receives an investment management fee equal to 1.00% of the average daily net assets of the Fund.

As a result of the above calculation, for the period November 2, 2015 through October 31, 2016, the Adviser earned management fees totaling $57,850. At October 31, 2016, the Fund owed $7,096 to the Adviser.

2016 Annual Report 11

Notes to the Financial Statements (Unaudited) - continued

5.) RELATED PARTY TRANSACTIONS
Jeffrey R. Provence of Premier Fund Solutions, Inc. (the “Administrator”) also serves as trustee/officer of the Fund. This individual receives benefits from the Administrator resulting from administration fees paid to the Administrator of the Fund by the Adviser.

The Trustees who are not interested persons of the Fund were each paid $1,000, for a total of $3,000, in Trustees’ fees for the period November 2, 2015 through October 31, 2016 by the Adviser.

6.) CAPITAL SHARES
The Trust is authorized to issue an unlimited number of shares. Paid in capital at October 31, 2016 was $8,183,255, representing 842,482 shares outstanding.

7.) PURCHASES AND SALES OF SECURITIES
For the period November 2, 2015 through October 31, 2016, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $9,869,921 and $1,771,839, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

8.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of October 31, 2016, Charles Schwab & Co., Inc., for the benefit of its customers, held, in aggregate, 78.51% of the shares in the Fund. The Trust does not know whether any underlying accounts of Charles Schwab & Co., Inc. owned or controlled 25% or more of the voting securities of the Fund.

9.) TAX MATTERS
For Federal income tax purposes, the cost of securities owned at October 31, 2016 was $8,181,136. At October 31, 2016, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) on a tax basis was as follows:

Appreciation	(Depreciation)	Net Appreciation/(Depreciation)
$754,903	($235,766)	$519,137

The tax character of distributions was as follows:

	November 2, 2015 through
	October 31, 2016
Ordinary Income	$ 0
Long-term Capital Gain	0
	$ 0

Subsequent to October 31, 2016, there were distributions paid on December 22, 2016 to the shareholders of record on December 21, 2016 of $0.06231 per share from net investment income and $0.09817 per share from short-term capital gains.

As of October 31, 2016, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$ 144,581
Unrealized appreciation/(depreciation) - net	519,137
$ 663,718

Book to tax differences are primarily attributable to the tax deferral of wash sales.

10.) SUBSEQUENT EVENTS
Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that, other than the December 22, 2016 distributions reported in Note 9, there is no impact requiring adjustment or disclosure in the financial statements.

2016 Annual Report 12

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Ensemble Fund and
Board of Trustees of PFS Funds

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Ensemble Fund (the "Fund"), a series of PFS Funds, as of October 31, 2016, and the related statements of operations and changes in net assets, and the financial highlights for the period November 2, 2015 (commencement of operations) through October 31, 2016. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2016, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Ensemble Fund as of October 31, 2016, the results of its operations, the changes in its net assets, and the financial highlights for the period November 2, 2015 (commencement of operations) through October 31, 2016, in conformity with accounting principles generally accepted in the United States of America.

COHEN & COMPANY, LTD.
Cleveland, Ohio
December 22, 2016

2016 Annual Report 13

Trustees and Officers
(Unaudited)

The Board of Trustees supervises the business activities of the Trust. The names of the Trustees and executive officers of the Trust are shown below. For more information regarding the Trustees, please refer to the Statement of Additional Information, which is available upon request by calling 1-800-785-8165. Each Trustee serves until the Trustee sooner dies, resigns, retires, or is removed.

The Trustees and Officers of the Trust and their principal business activities during the past five years are:

Interested Trustees and Officers

Number of
			Principal	Portfolios In	Other
Name,	Position(s)	Term of Office	Occupation(s)	Fund	Directorships
Address(1),	Held With	and Length of	During	Complex	Held By
and Year of Birth	the Trust	Time Served	Past 5 Years	Overseen By	Trustee
Trustee

Ross C. Provence,	President	Indefinite Term;	General Partner and Portfolio	N/A	N/A
Year of Birth: 1938		Since 2000	Manager for Value Trend Capital
Management, LP (1995 to current).
Estate planning attorney (1963 to
current).

Jeffrey R. Provence(2),	Trustee,	Indefinite Term;	CEO, Premier Fund Solutions, Inc.	8	Blue Chip
Year of Birth: 1969	Secretary	Since 2000	(2001 to current). General Partner		Investor Funds
	and		and Portfolio Manager for Value
	Treasurer		Trend Capital Management, LP
(1995 to current).

Julian G. Winters,	Chief	Chief	Managing Member, Watermark	N/A	N/A
Year of Birth: 1968	Compliance	Compliance	Solutions LLC (investment compli-
	Officer	Officer Since	ance and consulting) since March
		2010	2007.

(1) The address of each trustee and officer is c/o PFS Funds, 1939 Friendship Drive, Suite C, El Cajon, California 92020.
(2) Jeffrey R. Provence is considered an “interested person” as defined in Section 2(a)(19) of the Investment Company Act of 1940 by
virtue of his position with the Trust.

Independent Trustees

Number of
			Principal	Portfolios In	Other
Name,	Position	Term of Office	Occupation(s)	Fund	Directorships
Address(1),	Held With	and Length of	During	Complex	Held By
and Year of Birth	the Trust	Time Served	Past 5 Years	Overseen By	Trustee
Trustee

Thomas H. Addis III,	Independent	Indefinite Term;	Executive Director/CEO, Southern	8	None
Year of Birth: 1945	Trustee	Since 2000	California PGA (2006 to current).

Allen C. Brown,	Independent	Indefinite Term;	Co-owner of Stebleton & Brown	8	Blue Chip
Year of Birth: 1943	Trustee	Since 2010	(1994 to Current). Estate planning		Investor Funds
and business attorney (1970 to cur-
rent).

George Cossolias, CPA,	Independent	Indefinite Term;	Partner of CWDL, CPAs (February 1,	8	Blue Chip
Year of Birth: 1935	Trustee	Since 2000	2014 to current). Owner of George		Investor Funds
Cossolias & Company, CPAs (1972
to January 31, 2014). President of
LubricationSpecialists, Inc. (1996 to
current).

(1) The address of each trustee and officer is c/o PFS Funds, 1939 Friendship Drive, Suite C, El Cajon, California 92020.

2016 Annual Report 14

Investment Adviser
Ensemble Capital Management, LLC

Legal Counsel
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM

Custodian
US Bank, N.A.

Distributor
Rafferty Capital Markets, LLC

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services, LLC

Fund Administrator
Premier Fund Solutions, Inc.

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.

This report is provided for the general information of the shareholders of the Ensemble
Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Ensemble Fund
 www.ensemblefund.com
1-800-785-8165

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and the principal financial officer. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that George Cossolias is an audit committee finical expert. Mr. Cossolias is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a-d) The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant to the registrant. The principal accountant has provided no services to the adviser or any entity controlled by, or under common control with the adviser that provides ongoing services to the registrant.

FYE 10/31/16
Audit Fees	$13,250
Audit-Related Fees	$0
Tax Fees	$2,500
All Other Fees	$750

Nature of Tax Fees: preparation of Excise Tax Statement and 1120 RIC.
All Other Fees: Semi-Annual Report Review

(e) (1) The audit committee approves all audit and non-audit related services and, therefore, has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e) (2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the aggregate non-audit fees billed by the registrant’s principal accountant for services to the registrant , the registrant’s investment adviser (not sub-adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant, for the last two years.

Non-Audit Fees	FYE 10/31/16
Registrant	$3,250
Registrant’s Investment Adviser	$0

(h) The principal accountant provided no services to the investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics. Filed herewith.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a)(3) Not applicable.

(b) Certification pursuant to Section 906 Certification of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PFS Funds

By: /s/Ross C. Provence Ross C. Provence President

Date: 12/23/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Ross C. Provence Ross C. Provence President

Date: 12/23/16

By: /s/Jeffrey R. Provence Jeffrey R. Provence Chief Financial Officer

Date: 12/23/16